ACCOUNTS RECEIVABLE, NET (Details Narrative) ¥ in Millions	6 Months Ended
	Dec. 31, 2023 USD ($)	Mar. 25, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Doubtful accounts	$ 276,376			$ 160,026	$ 6,872
Accounts receivable from related parties amounted	3,219,947			2,765,146
Related Party [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable from related parties amounted	$ 1,118,431			$ 1,272,384
Related Party [Member] | Subsequent Event [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable from related parties amounted		$ 14,823
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Third Party Customers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk percentage	72.00%
Third Party Customers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 1,700,000		¥ 12.2